Information about the main subsidiaries (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jul. 31, 2019
Disclosure of subsidiaries [line items]
Current Assets		$ 205,717	$ 201,915		$ 2,968
Non-current Assets		421,482	476,445		12,652
Current Liabilities		143,384	105,704		7,164
Non-current Liabilities		361,160	450,000		10,622
Net assets		627,199	678,360		$ 15,620
Revenues		95,793	92,181	$ 78,187
Net income / (loss)		23,731	(38,371)	33,211
Total comprehensive income / (loss)		37,913	(40,396)	46,716
Cash of Operating activities		31,113	27,041	20,419
Cash of investing activities		40,644	11,189	(30,533)
Cash of financial activities		(76,125)	(27,754)	(6,163)
Net Increase (decrease) in cash and cash equivalents		(4,368)	10,476	(16,277)
Dividends distribution to non-controlling shareholders		$ 961	$ 1,472	$ 2,813
Elron [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest %	[1]	38.94%	38.94%
Current Assets		$ 3,377	$ 4,521
Non-current Assets		3,966	3,770
Current Liabilities		509	529
Non-current Liabilities		142	69
Net assets		6,692	7,693
Book value of non-controlling interests		4,149	4,624
Revenues
Net income / (loss)		(1,774)	(1,056)
Total comprehensive income / (loss)		(1,864)	(909)
Total comprehensive profit / (loss) attributable to non-controlling interest		5,540	2,122
Cash of Operating activities		(776)	(1,012)
Cash of investing activities		350	207
Cash of financial activities		874	1,338
Net Increase (decrease) in cash and cash equivalents		448	533
Dividends distribution to non-controlling shareholders
PBC [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest %	[1]	27.60%	31.20%
Current Assets		$ 79,327	$ 63,904
Non-current Assets		112,404	236,440
Current Liabilities		26,138	25,708
Non-current Liabilities		118,789	208,515
Net assets		46,804	66,121
Book value of non-controlling interests		19,263	47,766
Revenues		12,310	18,061
Net income / (loss)		12,648	6,953
Total comprehensive income / (loss)		12,165	7,575
Total comprehensive profit / (loss) attributable to non-controlling interest		19,586	5,230
Cash of Operating activities		6,328	9,081
Cash of investing activities		23,872	1,072
Cash of financial activities		(20,243)	2,926
Net Increase (decrease) in cash and cash equivalents		9,957	13,079
Dividends distribution to non-controlling shareholders		$ 1,684	$ 2,337
Cellcom [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest %	[1]	53.80%	55.90%
Current Assets		$ 54,777	$ 45,957
Non-current Assets		79,796	59,076
Current Liabilities		31,386	27,278
Non-current Liabilities		74,691	57,524
Net assets		28,496	20,231
Book value of non-controlling interests		17,920	12,777
Revenues		56,076	47,535
Net income / (loss)		(2,068)	(1,524)
Total comprehensive income / (loss)		(2,100)	(1,538)
Total comprehensive profit / (loss) attributable to non-controlling interest		534	(1,352)
Cash of Operating activities		14,914	10,025
Cash of investing activities		(7,425)	(8,614)
Cash of financial activities		(6,323)	1,666
Net Increase (decrease) in cash and cash equivalents		1,166	3,077
Dividends distribution to non-controlling shareholders
Cellcom Israel Ltd. [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest %	[1]	56.25%
Current Assets		$ 13,038
Non-current Assets		17,839
Current Liabilities		13,954
Non-current Liabilities		3,336
Net assets		13,587
Book value of non-controlling interests		8,136
Revenues		1,952
Net income / (loss)		106
Total comprehensive income / (loss)		123
Total comprehensive profit / (loss) attributable to non-controlling interest		251
Cash of Operating activities		246
Cash of investing activities		(70)
Cash of financial activities		(246)
Net Increase (decrease) in cash and cash equivalents		(70)
Dividends distribution to non-controlling shareholders		$ 17
IRSA CP [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest %	[1]	19.35%	16.20%
Current Assets		$ 14,925	$ 24,563
Non-current Assets		129,578	91,204
Current Liabilities		16,423	5,797
Non-current Liabilities		52,507	51,924
Net assets		75,573	58,046
Book value of non-controlling interests		4,089	3,113
Revenues		8,563	10,826
Net income / (loss)		18,153	(25,923)
Total comprehensive income / (loss)		18,405	(25,923)
Total comprehensive profit / (loss) attributable to non-controlling interest		1,064	(150)
Cash of Operating activities		4,890	5,588
Cash of investing activities		(2,879)	(4,958)
Cash of financial activities		(3,561)	(2,631)
Net Increase (decrease) in cash and cash equivalents		(1,550)	(2,001)
Dividends distribution to non-controlling shareholders		$ 663	$ 870

[1]	Corresponds to the direct interest from the Group.